Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2022
Securities sold under repurchase agreements
Securities sold under repurchase agreements
20.    Securities sold under repurchase agreements
As of December 31, 2022, and 2021, the Bank had financing transactions under repurchase agreements for $300.5 million and $427.5 million, respectively.
During the years ended December 31, 2022, 2021 and 2020, interest expense relating to financing transactions under repurchase agreements totaled $7.3 million, $956 thousand and $432 thousand, respectively. These expenses are included as interest expense – borrowings and debt in the consolidated statement of profit or loss.